Stock Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock Plans [Abstract]
Stock Plans
2.	Stock Plans

The following table summarizes the share-based compensation expense recorded for awards under the stock option plans for the nine month period ended September 30, 2011 and 2010:

	Nine Months Ended September 30,
(in thousands, except per share amounts)	2011	2010
Research and development	$229	$15
General and administrative	579	321

Total share-based compensation expenses	$808	$336

No tax benefit was recognized related to share-based compensation expense since we have incurred operating losses and we have established a full valuation allowance to offset all the potential tax benefits associated with our deferred tax assets.

We use the Black-Scholes-Merton option-pricing model with the following assumptions to estimate the share-based compensation expense for the nine month period ended September 30, 2011 and 2010:

	Nine months Ended September 30,
	2011	2010
Weighted-average risk-free interest rate	2.3%	2.3%
Expected dividend payments	—	—
Expected holding period (years)[1]	5.4	4.2
Weighted-average volatility factor[2]	1.71	1.89
Estimated forfeiture rates for options granted to management[3]	23%	23%
Estimated forfeiture rates for options granted to non-management[3]	41%	41%

(1)	Expected holding periods are based on historical data for the nine months ended September 30, 2010. For the nine month period ended September 30, 2011, we used the simplified method provided in Staff Accounting Bulletin No. 107 for "plain vanilla options."
(2)	Weighted average volatility is based on the historical volatility of our common stock.
(3)	Estimated forfeiture rates are based on historical data.

The following table summarizes option activity for the nine month period ended September 30, 2011:

(in thousands, except per share amounts)	Options	Weighted Average Exercise Price	Weighted Average Remaining Option Term	Aggregate Intrinsic Value
Outstanding at January 1, 2011	4,976	$2.29	5.99	$968
Granted	734	1.44
Exercised	—	—
Expired or cancelled	(241)	15.01
Forfeited	(55)	1.77

Outstanding at September 30, 2011	5,414	$1.61	6.79	$1,408

Exercisable at September 30, 2011	3,980	$1.76	6.20	$1,027

As of September 30, 2011 there was approximately $1.4 million of total unrecognized compensation expense related to non-vested stock options. This expense is expected to be recognized over a weighted-average period of 1.6 years.

The following table summarizes restricted stock activity for the nine month period ended September 30, 2011:

(in thousands, except per share amounts)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2011	139	$0.04	9.3	$167
Awarded	181	—
Exercised or released	(138)	0.04
Cancelled	—	—

Outstanding at September 30, 2011	182	$—	9.5	$248

Vested at September 30, 2011	—	$—	—	$—

As of September 30, 2011 there was approximately $0.1 million of total unrecognized compensation expense related to non-vested awards. This expense is expected to be recognized over a weighted-average period of 0.5 years.

12. Stock Plans

In May 2009, we rehired three former employees to serve as our Executive Chairman, President, and Senior Vice President of Clinical Development and Medical Affairs.

The Executive Chairman was granted options to purchase 1,000,000 shares of our common stock. Of those options, 250,000 options vested on the date of grant and the remaining 750,000 will vest monthly over a period of 48 months from the date of grant. All unvested options automatically will become vested and exercisable immediately prior to the occurrence of a change of control. The Executive Chairman has agreed to receive no annual salary until the earlier of our receipt of iloperidone royalty revenues or February 28, 2010.

The President was granted options to purchase 700,000 shares of our common stock. Of those options, 175,000 vested on the date of grant and the remaining 525,000 will vest monthly over a period of 48 months from the date of grant, provided; however, the vesting of 100,000 shares will also be contingent upon the Company's sale or partnering of the Probuphine program. All unvested options automatically will become vested and exercisable immediately prior to the occurrence of a change of control. Payment of all the officer's salary will be deferred until the receipt of iloperidone royalty payments or other financing that by its terms does not restrict such use, but in no event earlier than January 1, 2010 or later than March 15, 2010. After January 1, 2010 and no later than March 15, 2010, the officer will be entitled to receive a deferred salary payment of no greater than approximately $167,000.

The Senior Vice President of Clinical Development and Medical Affairs was granted options to purchase 250,000 shares of our common stock. Of those options, 62,500 vested on the date of grant and the remaining 187,500 will vest monthly over a period of 48 months from the date of grant, provided; however, the vesting of 50,000 shares will also be contingent upon the Company's receipt of a grant from the National Institute of Health's National Institute on Drug Abuse ("NIDA") and the vesting of an additional 50,000 shares will also be contingent upon the Company's sale or partnering of the Probuphine program. All unvested options automatically will become vested and exercisable immediately prior to the occurrence of a change of control. Payment of a portion of the employee's salary will be deferred until the receipt of iloperidone royalty payments or other financing that by its terms does not restrict such use, but in no event later than March 15, 2010. No later than March 15, 2010, the employee will be entitled to receive a deferred salary payment of no greater than approximately $100,000.

In March 2009, as a result of the workforce reduction implemented in December 2009, options to purchase 870,078 shares of our common stock were cancelled.

In December 2008, as previously mentioned in Note 1, Organization and Summary of Significant Accounting Policies, we implemented an approximately 90% reduction in our workforce to lower operating expenses and preserve capital. As a result of the workforce reduction, options to purchase 1,933,653 shares of our common stock and 865,000 shares of our restricted stock held by our employees were cancelled.

In October 2008, an aggregate of 980,000 restricted shares were granted to our employees pursuant to our Amended and Restated 2002 Incentive Plan. A total of 450,000 of such restricted shares were granted to our executive officers. The shares granted to the executives vest in 24 equal monthly installments commencing one-year from the date of grant. The 530,000 restricted shares granted to all other employees vest as to one-third on the one year anniversary of the date of grant and the balance in 24 equal monthly installments commencing one year from the date of grant. All restricted share grants provide for the acceleration of the unvested shares in the event the employee's employment is terminated (other than for cause) within 12 months following a change in control of the Company.

In October 2007, we granted to our President and Chief Executive Officer, upon his joining the Company and pursuant to his agreement with the Company, 10-year options to purchase 1,500,000 shares of common stock at an exercise price of $2.40 per share. The options vest monthly over a four-year period, subject to a requirement of at least 12 months of employment for the vesting of any options. Notwithstanding the foregoing, all unvested options will automatically become vested and exercisable immediately prior to the occurrence of a change of control. The options will expire on the tenth anniversary of the date of the Option Agreement. The Company received no consideration for the issuance of the options. The options were issued pursuant to the exemption from registration contained in Section 4(2) of the Securities Act of 1933, as amended, and the regulations promulgated thereunder, because the options were issued to a sophisticated individual who is a director and officer of the Company in a private transaction.

In August 2005, we adopted an amendment to the 2002 Stock Incentive Plan ("2002 Plan") to (i) permit the issuance of Shares of restricted stock and stock appreciation rights to participants under the 2002 Plan, and (ii) increase the number of Shares issuable pursuant to grants under the 2002 Plan from 2,000,000 to 3,000,000.

In July 2002, we adopted the 2002 Stock Incentive Plan ("2002 Plan"). The 2002 Plan assumed the options which remain available for grant under our option plans previously approved by stockholders. Under the 2002 Plan and predecessor plans, a total of 7.4 million shares of our common stock were authorized for issuance to employees, officers, directors, consultants, and advisers. Options granted under the 2002 Plan and predecessor plans may either be incentive stock options within the meaning of Section 422 of the Internal Revenue Code and/or options that do not qualify as incentive stock options; however, only employees are eligible to receive incentive stock options. Options granted under the option plans generally expire no later than ten years from the date of grant, except when the grantee is a 10% shareholder, in which case the maximum term is five years from the date of grant. Options generally vest at the rate of one fourth after one year from the date of grant and the remainder ratably over the subsequent three years, although options with different vesting terms are granted from time-to-time. Generally, the exercise price of any options granted under the 2002 Plan must be at least 100% of the fair market value of our common stock on the date of grant, except when the grantee is a 10% shareholder, in which case the exercise price shall be at least 110% of the fair market value of our common stock on the date of grant.

In July 2002, our board of directors elected to continue the option grant practice under our amended 1998 Option Plan, which provided for the automatic grant of non-qualified stock options ("Directors' Options") to our directors who are not 10% stockholders ("Eligible Directors"). Each Eligible Director will be granted an option to purchase 10,000 shares of common stock on the date that such person is first elected or appointed a director. Commencing on the day immediately following the later of (i) the 2000 annual stockholders meeting, or (ii) the first annual meeting of stockholders after their election to the Board, each Eligible Director will receive an automatic biennial (i.e. every two years) grant of an option to purchase 15,000 shares of common stock as long as such director is a member of the board of directors. In addition, each Eligible Director will receive an automatic annual grant of an option to purchase 5,000 shares of common stock for each committee of the Board on which they serve. The exercise price of the Director's Options shall be equal to the fair market value of our common stock on the date of grant. Commencing in 2005, the biennial grant of options to non-employee directors pursuant to our stockholder-approved stock option plans was increased from 15,000 options to 20,000 options. Commencing in 2008, the biennial grant of 20,000 options to directors will be replaced with an annual grant of 10,000 options to align the grants with the term of the directors.

In August 2001, we adopted the 2001 Employee Non-Qualified Stock Option Plan ("2001 NQ Plan") pursuant to which 1,750,000 shares of common stock were authorized for issuance for option grants to employees and consultants who are not officers or directors of Titan. Options granted under the option plans generally expire no later than ten years from the date of grant. Option vesting schedule and exercise price are determined at time of grant by the board of directors. Historically, the exercise prices of options granted under the 2001 NQ Plan were 100% of the fair market value of our common stock on the date of grant.

Activity under our stock plans, as well as non-plan activity, are summarized below (shares in thousands):

	Shares or Awards Available For Grant	Number of Options and Awards Outstanding	Weighted Average Exercise Price
Balance at December 31, 2007	1,197	8,424	$6.05
Options granted	(1,181)	1,181	$1.31
Options exercised	—	—	$—
Options cancelled and expired	3,485	(3,092)	$3.77
Awards granted	(980)	980	$0.17
Awards cancelled	865	(865)	$0.17

Balance at December 31, 2008	3,386	6,628	$6.27
Options granted	(3,475)	3,475	$0.86
Options exercised	—	(660)	$0.84
Options cancelled and expired	2,412	(3,258)	$6.43
Awards granted	(15)	15	$0.00
Awards cancelled	110	(110)	$0.17

Balance at December 31, 2009	2,418	6,090	$3.68
Options granted	(150)	150	$2.36
Options cancelled and expired	1,244	(1,243)	$9.11
Awards granted	(119)	119	$0.00

Balance at December 31, 2010	3,393	5,115	$2.29

Our option plans allow for stock options issued as the result of a merger or consolidation of another entity, including the acquisition of minority interest of our subsidiaries, to be added to the maximum number of shares provided for in the plan ("Substitute Options"). Consequently, Substitute Options are not returned to the shares reserved under the plan when cancelled. During 2010, 2009 and 2008, the number of Substitute Options cancelled was immaterial.

Options for 3.6 million and 4.3 million shares were exercisable at December 31, 2010 and 2009, respectively. The options outstanding at December 31, 2010 have been segregated into four ranges for additional disclosure as follows (options in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.79 - $0.79	2,295	8.34	$0.79	1,411	$0.79
$1.04 - $2.36	1,390	6.20	$1.62	939	$1.63
$2.37 - $11.63	1,219	1.66	$4.64	1,219	$1.64
$22.98 - $22.98	72	0.02	$22.98	72	$22.98

$0.79 - $22.98	4,976	5.99	$2.29	3,641	$2.73

In addition, Ingenex had a stock option plan under which options to purchase common stock of Ingenex could have been granted. No options have been granted under such plan since 1997.

We use the Black-Scholes-Merton option-pricing model with the following assumptions to estimate the stock-based compensation expense for the years ended December 31, 2010, 2009, and 2008:

	Years Ended December 31,
	2010	2009	2008
Weighted-average risk-free interest rate	2.3%	0.4%	2.9%
Expected dividend payments	—	—	—
Expected holding period (years)	4.2	4.6	5.4
Weighted-average volatility factor(1)	1.89	1.84	0.66
Estimated forfeiture rates for options granted to management(2)	23%	21%	2%
Estimated forfeiture rates for options granted to non-management(2)	41%	41%	30%

(1)	Weighted average volatility is based on the historical volatility of the Company's common stock.
(2)	Estimated forfeiture rates are based on historical data.

Based upon the above methodology, the weighted-average fair value of options and awards granted during the years ended December 31, 2010, 2009, and 2008 was $2.24, $0.75, and $0.76, respectively.

The following table summarizes the stock-based compensation expense and impact on our basic and diluted loss per share for the years ended December 31, 2010, 2009, and 2008:

	Years Ended December 31,
(in thousands, except per share amounts)	2010	2009	2008
Research and development	$202	$312	$374
General and administrative	531	1,211	1,533

Total stock-based compensation expenses	$733	$1,523	$1,907

Increase in basic and diluted net loss per share	$(0.01)	$(0.03)	$(0.03)

No tax benefit was recognized related to stock-based compensation expense since we have incurred operating losses and we have established a full valuation allowance to offset all the potential tax benefits associated with our deferred tax assets.

During the year ended December 31, 2010 we granted 150,000 options to employees, directors and consultants to purchase common stock. The following table summarizes option activity for the year ended December 31, 2010:

(in thousands, except per share amounts)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2010	6,070	$3.68
Granted	150	2.36
Cancelled	(1,244)	9.11

Outstanding at December 31, 2010	4,976	$2.29	5.99	$968

Exercisable at December 31, 2010	3,641	$2.73	5.08	$595

As of December 31, 2010 there was approximately $887,000 of total unrecognized compensation expense related to non-vested stock options. This expense is expected to be recognized over a weighted-average period of 2.45 years.

During the year ended December 31, 2010 we awarded 119,000 shares of restricted stock to employees. The following table summarizes restricted stock activity for the year ended December 31, 2010:

(in thousands, except per share amounts)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2010	20	$0.04
Awarded	119	—

Outstanding at December 31, 2010	139	$0.01	9.3	$167

Vested at December 31, 2010	137	$0.01	9.3	$166

As of December 31, 2010 there was approximately $200 of total unrecognized compensation expense related to non-vested awards. This expense is expected to be recognized over a weighted-average period of 0.8 years.